EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 19, 2016	Oct. 13, 2016	Feb. 28, 2017	Apr. 30, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to general partner and limited partner interests					$ 172,171	$ 162,136	$ 174,154
Distributions paid					(152,336)	(153,796)	(143,450)
Under distributed earnings					$ 19,835	$ 8,340	$ 30,704
Weighted Average Number of Shares, Contingently Issuable					189
Weighted Average Number of Shares Outstanding, Diluted					53,745	45,654	45,663
Earnings Per Share, Basic					$ 2.44	$ 2.38	$ 2.47
Earnings Per Share, Diluted					2.43	2.38	2.47
Cash distributions declared and paid per unit in the period (in usd per share)					2.31	2.30	2.14
Subsequent event: Cash distributions declared and paid per unit relating to the period					$ 0.58	$ 0.58	$ 0.56
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					66.00%	69.00%
General Partner ownership Interest (percentage)				2.00%	2.00%
Exchange Agreement, Incentive Distribution, Minimum Quarterly Distribution Per Unit	$ 0.5775	$ 0.3850
First distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage					98.00%
General partner interest distribution percentage					2.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage					98.00%
General partner interest distribution percentage					2.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage					98.00%
General partner interest distribution percentage					2.00%
Second Target Quarterly Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exchange Agreement, Incentive Distribution, Quarterly Distribution Amount	0.7219
During Subordination Period | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to all unit holders					98.00%
During Subordination Period | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to holders of Incentive distribution rights					13.00%
Distribution percentage to all unit holders					85.00%
During Subordination Period | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to holders of Incentive distribution rights					23.00%
Distribution percentage to all unit holders					75.00%
After Subordination Period | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to all unit holders					98.00%
After Subordination Period | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to all unit holders					98.00%
After Subordination Period | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to holders of Incentive distribution rights					13.00%
Distribution percentage to all unit holders					85.00%
After Subordination Period | Fourth distribution of additional available cash from operating surplus
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage					2.00%
Distribution percentage to holders of Incentive distribution rights					23.00%
Distribution percentage to all unit holders					75.00%
First Target Quarterly Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exchange Agreement, Incentive Distribution, Quarterly Distribution Amount	0.6641
Third Target Quarterly Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exchange Agreement, Incentive Distribution, Quarterly Distribution Amount	$ 0.8663
Minimum | During Subordination Period
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share					$ 0.3850
Minimum | During Subordination Period | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share					0.4428
Minimum | During Subordination Period | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share					0.4813
Minimum | During Subordination Period | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share					$ 0.5775
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Under distributed earnings					$ (11,746)	$ 3,235	$ 13,347
Weighted Average Number of Shares Outstanding, Basic					53,745	45,654	45,663
Weighted Average Number of Shares Outstanding, Diluted					53,934	45,654	45,663
Incentive Distribution Rights
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions paid					$ (6,500)	$ (8,700)	$ (6,300)
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share, Basic					$ 2.44	$ 2.38	$ 2.47
Earnings Per Share, Diluted					$ 2.43	$ 2.38	$ 2.47
Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Cash distributions declared and paid per unit in the period (in usd per share)			$ 0.5775